Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	3 Months Ended
Mar. 31, 2019 GBP (£) shares
Disclosure of classes of share capital [line items]
Beginning balance, Shares | shares	32,226
Issue of shares on exercise of options | shares	10
Ending balance, Shares | shares	32,236
Beginning balance	£ 81,594
Issue of shares on exercise of options	34
Ending balance	76,650
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	1,289
Issue of shares on exercise of options	1
Ending balance	1,290
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	79,426
Issue of shares on exercise of options	33
Ending balance	£ 79,459